Awards and Restricted Stock Units Issued under 2007 Plan and 2014 Omnibus Plan (Detail) - 2007 Plan and 2014 Omnibus Plan - $ / shares	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Weighted-Average Grant-Date Fair Value
Beginning Balance	$ 23.27
Shares granted	50.99	$ 46.63	$ 44.60
Shares exercised	21.06
Ending Balance	$ 25.04	$ 23.27
Shares
Beginning Balance	793,000
Shares granted	48,041
Shares exercised	(39,000)
Ending Balance	802,000	793,000